Significant Accounting Policies - Summary of Right of Use Assets (Detail)	12 Months Ended
Dec. 31, 2020
Pick Up Points [member]
Disclosure Of Right Of Use Assets Lease Term And The Estimated Useful Lives Of The Asset [Line Items]
Right-of-use assets lease term	3 years
Bottom of range [member] | Fulfillment and sorting centers [member]
Disclosure Of Right Of Use Assets Lease Term And The Estimated Useful Lives Of The Asset [Line Items]
Right-of-use assets lease term	3 years
Bottom of range [member] | Office equipment [member]
Disclosure Of Right Of Use Assets Lease Term And The Estimated Useful Lives Of The Asset [Line Items]
Right-of-use assets lease term	2 years
Bottom of range [member] | Vehicles [member]
Disclosure Of Right Of Use Assets Lease Term And The Estimated Useful Lives Of The Asset [Line Items]
Right-of-use assets lease term	3 years
Top of range [member] | Fulfillment and sorting centers [member]
Disclosure Of Right Of Use Assets Lease Term And The Estimated Useful Lives Of The Asset [Line Items]
Right-of-use assets lease term	10 years
Top of range [member] | Office equipment [member]
Disclosure Of Right Of Use Assets Lease Term And The Estimated Useful Lives Of The Asset [Line Items]
Right-of-use assets lease term	7 years
Top of range [member] | Vehicles [member]
Disclosure Of Right Of Use Assets Lease Term And The Estimated Useful Lives Of The Asset [Line Items]
Right-of-use assets lease term	4 years